Accounts Receivable, Net	12 Months Ended
Dec. 31, 2015
Accounts Receivable, Net and Notes Receivable [Abstract]
Accounts Receivable, Net

4. Accounts Receivable, Net

Accounts receivable, net consisted of the following as of December 31, 2015 and December 31, 2014:

	December 31,	December 31,
	2015	2014

Accounts receivable	$262,015	$263,661
Less: reserve for future chargebacks	(55,468)	(42,533)
Total accounts receivable, net	$206,547	$221,128

Credit card payments for subscriptions and micro-transactions typically settle several days after the date of purchase. The amount of unsettled transactions due from credit card payment processors as reported under accounts receivable on the Company’s Consolidated Balance Sheet was $147,582 as of December 31, 2015, as compared to $135,535 as of December 31, 2014. The amount of accounts receivable due from Apple Inc. was $76,074, or 36.8% of the Company’s accounts receivable, as of December 31, 2015, compared to $116,427, or 52.6% of the Company’s accounts receivable, as of December 31, 2014.